Events after the reporting date (Details) $ in Millions	1 Months Ended
Apr. 30, 2026 USD ($)
Events after reporting period [Member]
Events after the reporting date [Abstract]
Net cash proceeds from underwritten offering of ordinary shares	$ 111.2